Expense Example, No Redemption - Oakhurst Strategic Defined Risk Fund - Oakhurst Strategic Defined Risk Fund Advisor Class	Aug. 27, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 750
Expense Example, No Redemption, 3 Years	1,117
Expense Example, No Redemption, 5 Years	1,508
Expense Example, No Redemption, 10 Years	$ 2,599